UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 1998

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  25201 Chagrin Boulevard
		  Suite 185
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		June 4, 2004
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of
       this reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	109

Form 13F Information Table Value Total:	$165,606	(thousands)


List of Other Included Managers:

NONE










Voting


Value

Investment
Other
Authority
Security
Cusip
(x$1000)
Quantity
Discretion
Managers
Sole
AIRTOUCH COMMUNICATION COM
00949T100
$247
3,414
Sole
None
3,414
ALLSTATE CORP COM
020002101
$355
9,217
Sole
None
9,217
AMERICAN EXPRESS CO COM
025816109
$1,630
15,900
Sole
None
15,900
AMERICAN GREETINGS CP CL A
026375105
$269
6,560
Sole
None
6,560
AMERICAN INTL GROUP COM
026874107
$473
4,892
Sole
None
4,892
AMERIPATH INC COM
03071D109
$2,564
286,900
Sole
None
286,900
ASSOCIATED ESTATE RLTY COM
045604105
$769
65,100
Sole
None
65,100
ASSOCIATES FIRST CAP CL A
046008108
$342
8,060
Sole
None
8,060
ATLANTIC RICHFIELD CO COM
048825103
$785
12,000
Sole
None
12,000
AVERY DENNISON CORP COM
053611109
$302
6,700
Sole
None
6,700
BAKER HUGHES INC COM
057224107
$1,139
64,600
Sole
None
64,600
BANK ONE CORP COM
06423A103
$561
10,985
Sole
None
10,985
BANKAMERICA CORP NEW COM
060505104
$1,444
24,020
Sole
None
24,020
BOYKIN LODGING CO COM
103430104
$1,668
134,800
Sole
None
134,800
BRIGHT HORIZON FAMILY COM
109195107
$381
14,100
Sole
None
14,100
BRINKER INTL INC COM
109641100
$2,939
101,800
Sole
None
101,800
BRISTOL MYERS SQUIBB COM
110122108
$1,972
14,740
Sole
None
14,740
BROWNING FERRIS INDS COM
115885105
$401
14,100
Sole
None
14,100
CAMDEN PPTY TR SH BEN INT
133131102
$2,060
79,243
Sole
None
79,243
CANADIAN NATL RY CO COM
136375102
$1,193
23,000
Sole
None
23,000
CATERPILLAR INC DEL COM
149123101
$534
11,600
Sole
None
11,600
CENDANT CORP COM
151313103
$2,432
125,933
Sole
None
125,933
CENTEX CORP COM
152312104
$1,289
28,600
Sole
None
28,600
CENTRAL NEWSPAPERS INC CL A
154647101
$1,872
26,200
Sole
None
26,200
CHART INDS INC COM
16115Q100
$905
118,700
Sole
None
118,700
CISCO SYS INC COM
17275R102
$1,889
20,350
Sole
None
20,350
COMDISCO INC COM
200336105
$2,895
171,550
Sole
None
171,550
COMERICA INC COM
200340107
$688
10,094
Sole
None
10,094
CONSOLIDATED STORES CP COM
210149100
$1,573
77,924
Sole
None
77,924
CROSSMANN CMNTYS INC COM
22764E109
$2,605
94,300
Sole
None
94,300
DONALDSON LUFKN&JEN NW
COM
257661108
$508
12,400
Sole
None
12,400
DU PONT E I DE NEMOURS COM
263534109
$308
5,800
Sole
None
5,800
DUKE REALTY INVT INC COM NEW
264411505
$1,686
72,500
Sole
None
72,500
EASTMAN KODAK CO COM
277461109
$3,266
45,365
Sole
None
45,365
EEX CORP COM
26842V207
$255
36,432
Sole
None
36,432
ELAN PLC ADR
284131208
$329
4,708
Sole
None
4,708
ELSAG BAILEY PROCESS COM
N2925S101
$3,607
92,200
Sole
None
92,200
ENRON CORP COM
293561106
$3,144
55,100
Sole
None
55,100
ESSEF CORP COM
269145108
$1,372
71,280
Sole
None
71,280
EVEREN CAPITAL CORP COM
299761106
$485
21,300
Sole
None
21,300
EXXON CORP COM
30231G102
$262
3,584
Sole
None
3,584
FIRST UN CORP COM
337358105
$457
7,520
Sole
None
7,520
FIRSTMERIT CORP COM
337915102
$405
15,088
Sole
None
15,088
FLUOR CORP COM
343412102
$2,316
54,500
Sole
None
54,500
FORD MTR CO DEL COM
345370860
$950
16,188
Sole
None
16,188
GATX CORP COM
361448103
$1,011
26,700
Sole
None
26,700
GENCORP INC COM
368682100
$3,549
142,312
Sole
None
142,312
GENERAL ELEC CO COM
369604103
$1,769
17,340
Sole
None
17,340
GENERAL MTRS CORP COM
370442105
$3,749
52,388
Sole
None
52,388
GEORGIA PAC CORP COM GA PAC
GRP
373298108
$428
7,300
Sole
None
7,300
GEORGIA PAC CORP COM-TIMBER
GRP
373298702
$221
9,300
Sole
None
9,300
GILLETTE CO COM
375766102
$339
7,100
Sole
None
7,100
GTE CORP COM
362320103
$2,873
44,201
Sole
None
44,201
HALLIBURTON CO COM
406216101
$1,830
61,760
Sole
None
61,760
HANNA M A CO COM
410522106
$1,104
89,625
Sole
None
89,625
HARTFORD FINL SVCS COM
416515104
$691
12,600
Sole
None
12,600
HILFIGER TOMMY CORP ORD
G8915Z102
$4,716
78,600
Sole
None
78,600
HORACE MANN EDUCTR CP COM
440327104
$1,865
65,444
Sole
None
65,444
HUFFY CORP COM
444356109
$2,376
144,025
Sole
None
144,025
INTEL CORP COM
458140100
$2,687
22,664
Sole
None
22,664
INTERNATIONAL BUS MACH COM
459200101
$376
2,040
Sole
None
2,040
INTL PAPER CO COM
460146103
$269
6,000
Sole
None
6,000
ITT INDS INC IND COM
450911102
$1,288
32,400
Sole
None
32,400
J P MORGAN CHASE & CO COM
46625H100
$272
2,588
Sole
None
2,588
KEMPER NEW EUROPE FD CL M
48841Y404
$1,194
67,740
Sole
None
67,740
KENNAMETAL INC COM
489170100
$1,426
67,100
Sole
None
67,100
KEYCORP NEW COM
493267108
$212
6,618
Sole
None
6,618
KIMBERLY CLARK CORP COM
494368103
$740
13,572
Sole
None
13,572
LEHMAN BROS HLDGS INC COM
524908100
$224
5,080
Sole
None
5,080
LILLIAN VERNON CORP COM
532430105
$1,145
69,400
Sole
None
69,400
LITCHFIELD FINL CORP COM
536619109
$3,749
197,302
Sole
None
197,302
LOEWS CORP COM
540424108
$1,166
11,872
Sole
None
11,872
MENTOR CORP MINN COM
587188103
$905
38,600
Sole
None
38,600
MERCK & CO INC COM
589331107
$4,986
33,800
Sole
None
33,800
MOBIL CORP COM
607059102
$788
9,050
Sole
None
9,050
MORGAN STANLEY DEAN WITTER
& CO NEW
617446448
$339
4,776
Sole
None
4,776
NATIONAL CITY CORP COM
635405103
$780
10,762
Sole
None
10,762
NATIONAL SEMICONDUCTOR COM
637640103
$2,259
167,362
Sole
None
167,362
NORDSON CORP COM
655663102
$2,343
45,600
Sole
None
45,600
NORDSTROM INC
655664100
$4,074
117,440
Sole
None
117,440
OWENS & MINOR INC NEW COM
690732102
$4,005
254,302
Sole
None
254,302
PFIZER INC COM
717081103
$610
4,880
Sole
None
4,880
PROGRESSIVE CORP OHIO COM
743315103
$1,016
6,000
Sole
None
6,000
PROGRESSIVE CORP OHIO COM
743315103
$6,932
40,928
Sole
None
40,928
QUALITY DINING INC COM
74756P105
$298
113,600
Sole
None
113,600
RJR NABISCO HLDGS CORP COM
NEW
62952P102
$2,497
84,100
Sole
None
84,100
ROCKWELL COLLINS INC COM
774341101
$2,444
98,764
Sole
None
98,764
ROYAL DUTCH PETE CO NY REG
GLD1.25
780257804
$249
5,200
Sole
None
5,200
SAKS INC COM
79377W108
$296
9,368
Sole
None
9,368
SBC COMMUNICATIONS INC COM
78387G103
$4,156
77,496
Sole
None
77,496
SCHLUMBERGER LTD COM
806857108
$3,065
66,100
Sole
None
66,100
SCOTTS CO CL A
810186106
$3,270
85,070
Sole
None
85,070
SCUDDER NEW ASIA FD COM
811183102
$701
75,260
Sole
None
75,260
SIMON PPTY GROUP NEW COM
828806109
$2,119
74,348
Sole
None
74,348
STARWOOD HOTEL&RESORTS
COMBND CTF NEW
85590A203
$1,105
48,727
Sole
None
48,727
SUNGLASS HUT INTL INC COM
86736F106
$1,618
231,100
Sole
None
231,100
TECUMSEH PRODS CO CL A
878895200
$872
18,700
Sole
None
18,700
TENET HEALTHCARE CORP COM
88033G100
$770
29,330
Sole
None
29,330
TERADYNE INC COM
880770102
$212
5,000
Sole
None
5,000
TEXACO INC COM
881694103
$1,198
22,600
Sole
None
22,600
TIME WARNER INC COM
887317105
$223
3,600
Sole
None
3,600
TOLL BROTHERS INC COM
889478103
$362
16,031
Sole
None
16,031
TRW INC COM
872649108
$2,175
38,804
Sole
None
38,804
UNITED ASSET MGMT CORP COM
909420101
$3,266
125,600
Sole
None
125,600
VENTAS INC COM
92276F100
$153
12,591
Sole
None
12,591
WACHOVIA CORP 2ND NEW COM
929903102
$487
8,000
Sole
None
8,000
WILD OATS MARKETS INC COM
96808B107
$4,696
149,070
Sole
None
149,070
XEROX CORP COM
984121103
$354
3,000
Sole
None
3,000
YORK INTL CORP NEW COM
986670107
$1,188
29,100
Sole
None
29,100









$165,606